EXPENSES BY NATURE - Summary of Auditor's Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors' remuneration
Fees payable to the Group’s external auditors and their associates for the audit of the consolidated financial statements	$ 2,140	$ 1,790	$ 1,694
Fees payable for the audit of the financial statements of the Company's subsidiaries	150	160	0
Audit-related assurance services	1,078	874	1,628
Other assurance services	13	0	0
Total auditors' remuneration	3,381	$ 2,824	$ 3,322
Fees payable for the audit of the financial statements, additional fees for prior year services	$ 249